Supplementary Cash Flow Information - Non-cash Investing and Financing Activities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Supplemental Cash Flow Elements [Abstract]
Sale of rigs and equipment	$ 74
Repayment of debt following sale of rigs and equipment	(74)
Dividend to non-controllinginterests in VIEs	$ (14)